COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT - Service fee income (Details) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
COMPOSITION OF THE MAIN ITEMS OF THE CONSOLIDATED STATEMENT OF FINANCIAL POSITION AND CONSOLIDATED INCOME STATEMENT
Commissions from deposits accounts	$ 63,795,582	$ 81,425,932	$ 83,072,523
Commissions from credit and debit cards	42,306,970	44,846,744	64,739,127
Commissions from loans operations	448,348	803,315	2,069,260
Other Commissions	89,152,784	75,716,936	55,858,195
Total	$ 195,703,684	$ 202,792,927	$ 205,739,105